Stock-Based Compensation Plans	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
STOCK-BASED COMPENSATION PLANS

25. STOCK-BASED COMPENSATION PLANS
Cenovus has a number of stock-based compensation plans which include net settlement rights (“NSRs”), Cenovus replacement stock options, performance share units, restricted share units and deferred share units.
The following tables summarize information related to the Company’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at June 30, 2022	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	16,006	7,986
Cenovus Replacement Stock Options	4,950	3,484
Performance Share Units	8,718	—
Restricted Share Units	6,764	—
Deferred Share Units	1,605	1,605
The weighted average exercise price of NSRs and Cenovus replacement stock options outstanding as at June 30, 2022, were $12.35 and $12.39, respectively.

	Units Granted	Units Vested and Exercised/ Paid Out
For the six months ended June 30, 2022	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	1,991	9,994
Cenovus Replacement Stock Options	—	4,699
Performance Share Units	3,202	1,413
Restricted Share Units	3,130	2,214
Deferred Share Units	454	115
In the six months ended June 30, 2022, 9,182 thousand NSRs (see Note 23), with a weighted average exercise price of $13.05, were exercised and net settled for cash.
In the six months ended June 30, 2022, 812 thousand NSRs with a weighted average exercise price of $10.43, were exercised and net settled for 351 thousand common shares (see Note 23).
In the six months ended June 30, 2022, 93 thousand Cenovus replacement stock options were exercised with a weighted average exercise price of $16.18 and settled for 73 thousand common shares (see Note 23) and 4,605 thousand Cenovus replacement stock options, with a weighted average exercise price of $15.49, were exercised and net settled for cash.
The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Stock Options With Associated Net Settlement Rights	5	3	9	8
Cenovus Replacement Stock Options	22	7	41	14
Performance Share Units	28	9	65	21
Restricted Share Units	24	11	61	17
Deferred Share Units	8	4	18	9
Stock-Based Compensation Expense (Recovery)	87	34	194	69
Stock-Based Compensation Costs Capitalized	—	2	—	3
Total Stock-Based Compensation	87	36	194	72